Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 183,516	$ 35,346
Restricted cash	1,175	1,177
Accounts receivable, net	10,991	16,298
Prepaid expenses and other current assets	425	1,663
Total current assets	196,107	54,484
Vessels, net	1,046,159	1,026,153
Deposits for vessels acquisitions	0	7,271
Deferred financing costs, net	7,462	8,463
Deferred dry dock and special survey costs, net and other long term assets	2,677	94
Investment in affiliates	505	500
Loans receivable from affiliates	578	280
Intangible assets	83,366	119,405
Restricted cash	0	33,429
Total non-current assets	1,140,747	1,195,595
Total assets	1,336,854	1,250,079
Current liabilities
Accounts payable	3,047	3,171
Accrued expenses	3,275	3,876
Deferred voyage revenue	3,156	2,997
Current portion of long-term debt	7,214	5,358
Amounts due to related parties	3,195	204
Total current liabilities	19,887	15,606
Long-term debt, net of current portion and discount	523,429	527,966
Total non-current liabilities	523,429	527,966
Total liabilities	543,316	543,572
Commitments and contingencies	0	0
Partners' capital:
Common Unitholders (77,359,163 and 71,034,163 units issued and outstanding at June 30, 2014 and December 31, 2013, respectively)	787,626	702,478
General Partner (1,578,763 and 1,449,681 units issued and outstanding at June 30, 2014 and December 31, 2013, respectively)	5,912	4,029
Total partners' capital	793,538	706,507
Total liabilities and partners' capital	$ 1,336,854	$ 1,250,079